Fair Value: Fair Value Assets measured on a Recurring Basis (Details) - USD ($)	Dec. 31, 2017		Dec. 31, 2016
Assets, Fair Value Disclosure	$ 567,471		$ 291,580
Financial and Nonfinancial Liabilities, Fair Value Disclosure	471,192		246,405
Cash and Cash Equivalents
Assets, Fair Value Disclosure	16,607	[1]	14,415	[2]
US Government Agencies Debt Securities
Assets, Fair Value Disclosure	8,954		8,430
Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	1,713		2,109
Debt Securities
Assets, Fair Value Disclosure	10,667		10,539
Derivative
Assets, Fair Value Disclosure	471,192		246,405
Financial and Nonfinancial Liabilities, Fair Value Disclosure	471,192		246,405
Separate Account Assets
Assets, Fair Value Disclosure	69,005		20,221
Fair Value, Inputs, Level 1
Assets, Fair Value Disclosure	16,607		14,415
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	16,607	[1]	14,415	[2]
Fair Value, Inputs, Level 1 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 | Debt Securities
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 | Derivative
Assets, Fair Value Disclosure	0		0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 | Separate Account Assets
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2
Assets, Fair Value Disclosure	79,672		30,760
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	0	[1]	0	[2]
Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure	8,954		8,430
Fair Value, Inputs, Level 2 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	1,713		2,109
Fair Value, Inputs, Level 2 | Debt Securities
Assets, Fair Value Disclosure	10,667		10,539
Fair Value, Inputs, Level 2 | Derivative
Assets, Fair Value Disclosure	0		0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 | Separate Account Assets
Assets, Fair Value Disclosure	69,005		20,221
Fair Value, Inputs, Level 3
Assets, Fair Value Disclosure	471,192		246,405
Financial and Nonfinancial Liabilities, Fair Value Disclosure	471,192		246,405
Fair Value, Inputs, Level 3 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	0	[1]	0	[2]
Fair Value, Inputs, Level 3 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 3 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 3 | Debt Securities
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 3 | Derivative
Assets, Fair Value Disclosure	471,192		246,405
Financial and Nonfinancial Liabilities, Fair Value Disclosure	471,192		246,405
Fair Value, Inputs, Level 3 | Separate Account Assets
Assets, Fair Value Disclosure	$ 0		$ 0

[1]	Excludes cash of $1,833 that is not subject to fair value accounting.
[2]	Excludes cash of $4,317 that is not subject to fair value accounting.